Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingent Liabilities [Abstract]
Commitments	Following is a summary of such commitments at December 31:
	2024	2023
Fixed rate	$211	$1,331
Variable rate	194,865	195,587
Standby letters of credit	7,943	9,210